Provision for Legal Claims (Details) - Schedule of Contingencies - Risk of Loss [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provision for Legal Claims (Details) - Schedule of Contingencies [Line Items]
Loss contingencies	R$ 29,406	R$ 22,793
Civil [Member]
Provision for Legal Claims (Details) - Schedule of Contingencies [Line Items]
Loss contingencies	8,525	7,789
Tax [Member]
Provision for Legal Claims (Details) - Schedule of Contingencies [Line Items]
Loss contingencies	20,881	14,997
Labor [Member]
Provision for Legal Claims (Details) - Schedule of Contingencies [Line Items]
Loss contingencies		R$ 7